UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Constantinos J. Christofilis
Title:    Managing Member
Phone:    (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis       Seattle, WA            February 11, 2010
--------------------------------   --------------------    ---------------------
          [Signature]                 [City, State]             [Date]



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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $215,247
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number            Name

1.                                   Strategos Fund, L.P.
     ----------------------          ------------------------------------



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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION    MANAGERS    SOLE   SHARED NONE
--------------                --------       -----       --------  -------   --- ----   ----------    --------    ----   ------ ----
ANGIODYNAMICS INC             COM            03475V101    4,350      271,000 SH        Shared-Defined    1       271,000
ACTIVISION BLIZZARD INC       COM            00507V109    7,193      647,400 SH        Shared-Defined    1       647,400
YAMANA GOLD INC               COM            98462Y100      990       87,000 SH        Shared-Defined    1        87,000
BITSTREAM INC                 CL A           091736108    1,149      151,588 SH        Shared-Defined    1       151,588
CHINAEDU CORP                 SPONS ADR      16945L107    2,646      360,000 SH        Shared-Defined    1       360,000
CHINDEX INTERNATIONAL INC     COM            169467107    7,288      515,800 SH        Shared-Defined    1       515,800
CRA INTL INC                  COM            12618T105    3,486      130,800 SH        Shared-Defined    1       130,800
COVANTA HLDG CORP             COM            22282E102    7,140      394,700 SH        Shared-Defined    1       394,700
COSAN LTD                     SHS A          G25343107   14,653    1,684,300 SH        Shared-Defined    1     1,684,300
DECKERS OUTDOOR CORP          COM            243537107   14,749      145,000 SH        Shared-Defined    1       145,000
DUPONT FABROS TECHNOLOGY INC  COM            26613Q106      792       44,000 SH        Shared-Defined    1        44,000
EQUINIX INC                   COM NEW        29444U502      531        5,000 SH        Shared-Defined    1         5,000
HEALTH FITNESS CORP           COM NEW        42217V201    5,252      682,900 SH        Shared-Defined    1       682,900
FINISAR CORP                  COM NEW        31787A507    8,687      973,900 SH        Shared-Defined    1       973,900
FURMANITE CORPORATION         COM            361086101    3,541      929,300 SH        Shared-Defined    1       929,300
HELMERICH & PAYNE INC         COM            423452101   10,305      258,400 SH        Shared-Defined    1       258,400
INTERCLICK INC                COM NEW        458483203       52       10,000 SH        Shared-Defined    1        10,000
IHS INC                       CL A           451734107    4,385       80,000 SH        Shared-Defined    1        80,000
INTERNAP NETWORK SVCS CORP    COM PAR $.001  45885A300       71       15,000 SH        Shared-Defined    1        15,000
INTREPID POTASH INC           COM            46121Y102    7,059      242,000 SH        Shared-Defined    1       242,000
JAGUAR MNG INC                COM            47009M103    1,634      146,000 SH        Shared-Defined    1       146,000
LENDER PROCESSING SVCS INC    COM            52602E102    3,578       88,000 SH        Shared-Defined    1        88,000
MARCHEX INC                   CL B           56624R108    4,382      862,500 SH        Shared-Defined    1       862,500
MF GLOBAL LTD                 SHS            G60642108   13,659    1,965,300 SH        Shared-Defined    1     1,965,300
MYR GROUP INC DEL             COM            55405W104    3,491      193,200 SH        Shared-Defined    1       193,200
NEWFIELD EXPL CO              COM            651290108    5,643      117,000 SH        Shared-Defined    1       117,000
NUTRI SYS INC NEW             COM            67069D108   10,953      351,400 SH        Shared-Defined    1       351,400
OCLARO INC                    COM            67555N107    1,874    1,275,000 SH        Shared-Defined    1     1,275,000
O2MICRO INTERNATIONAL LTD     SPONS ADR      67107W100      498       95,300 SH        Shared-Defined    1        95,300
PAN AMERICAN SILVER CORP      COM            697900108    1,498       62,900 SH        Shared-Defined    1        62,900
POLYCOM INC                   COM            73172K104    9,032      361,700 SH        Shared-Defined    1       361,700
PROVIDENCE SVC CORP           COM            743815102    4,990      315,800 SH        Shared-Defined    1       315,800
RIGHTNOW TECHNOLOGIES INC     COM            76657R106    1,538       88,518 SH        Shared-Defined    1        88,518
SILVER WHEATON CORP           COM            828336107      731       48,700 SH        Shared-Defined    1        48,700
SIMS METAL MANAGEMENT LTD     SPONS ADR      829160100    1,429       73,300 SH        Shared-Defined    1        73,300
S1 CORPORATION                COM            78463B101    6,116      938,098 SH        Shared-Defined    1       938,098
TRADESTATION GROUP INC        COM            89267P105   12,508    1,585,300 SH        Shared-Defined    1     1,585,300
TRIMBLE NAVIGATION LTD        COM            896239100    4,662      185,000 SH        Shared-Defined    1       185,000
VARIAN MED SYS INC            COM            92220P105    7,121      152,000 SH        Shared-Defined    1       152,000
WEBMEDIABRANDS INC            COM            94770W100    1,455    1,653,438 SH        Shared-Defined    1     1,653,438
WHITING PETE CORP NEW         COM            966387102    7,581      106,100 SH        Shared-Defined    1       106,100
EXPRESS 1 EXPEDITED SOLUTION  COM            30217Q108    5,845    4,566,762 SH        Shared-Defined    1     4,566,762
LECG CORP                     COM            523234102      266       89,100 SH        Shared-Defined    1        89,100
ZIX CORP                      COM            98974P100      445      260,000 SH        Shared-Defined    1       260,000

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